UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Accounts receivable, allowance | ¥	¥ 21,295		¥ 19,468
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	2,900,000,000		2,900,000,000
Ordinary shares, shares issued	340,161,306		319,677,037
Ordinary shares, shares outstanding	339,104,797		319,677,037
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	73,680,917		73,680,917
Ordinary shares, shares outstanding	73,680,917		73,680,917